Schedule of commitment for purchase goods and services (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfLoansAndFinancingLineItems [Line Items]
Borrowings	R$ 24,178,602	R$ 22,404,426	R$ 18,620,279
Mortgage guarantees	44,182	44,816
Related To Tax Incentives And Other [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Mortgage guarantees	R$ 44,182	R$ 44,816